Stock-Based Compensation (Flexible Stock Plan Options) (Details) - Flexible Stock Plan shares in Thousands	Dec. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Available for Issuance	17,900
Maximum Number of Authorized Shares	24,700
Unexercised options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Available for Issuance	500
Maximum Number of Authorized Shares	500
Outstanding stock units—vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Available for Issuance	3,500
Maximum Number of Authorized Shares	8,400
Outstanding stock units—unvested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Available for Issuance	900
Maximum Number of Authorized Shares	2,800
Available for grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Available for Issuance	13,000
Maximum Number of Authorized Shares	13,000